Fair Value Measurements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Jun. 01, 2016 vessel	Jan. 31, 2014 shares
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets	$ 4,538,000	$ 4,226,000
TIL
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets	300,000	$ 0
Maximum | TIL
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares				750,000
Time-charter Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aframax equivalent vessel percent			55.00%
Aframax equivalent vessel | vessel			2
Estimated average daily tanker rate	$ 18,000
Warrant | Maximum | TIL
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares		750,000		750,000
Warrant | TIL
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate	47.83%